Revenue from Contracts with Customers Revenue from Contracts with Customers (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016		Jan. 01, 2018
Segment Reporting, Revenue Reconciling Item [Line Items]
Net interest Income	$ 49,995	$ 49,557		$ 47,754
Mortgage banking	3,017	4,350		6,096
Insurance	429	1,049		1,268
Net gains from trading activities (1)	602	542	[1]	610	[1]
Net gains (losses) on debt securities	108	479		942
Net gains from equity investments	1,515	1,779		1,103
Lease income	1,753	1,907		1,927
Other income of the segment	2,473	1,603		1,289
Total noninterest income	36,413	38,832		40,513
Revenue	86,408	88,389		88,267
Service charges on deposit accounts
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	4,716	5,111		5,372
Trust and investment fees
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	14,509	14,495		14,243
Brokerage advisory, commissions and other fees
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	9,436	9,358		9,216
Trust and investment management
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	3,316	3,372		3,336
Investment banking
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	1,757	1,765		1,691
Card fees
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	3,907	3,960		3,936
Other fees
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	3,384	3,557		3,727
Lending related charges and fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	1,526	1,568		1,562
Cash network fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	481	506		537
Commercial real estate brokerage commissions [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	468	462		494
Wire transfer and other remittance fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	477	448		401
All other fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	432	573		733
Other [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net interest Income	(2,355)	(2,552)		(2,527)
Mortgage banking	7	7		6
Insurance	(48)	(50)		0
Net gains from trading activities (1)	1	0		0
Net gains (losses) on debt securities	0	0		0
Net gains from equity investments	0	0		0
Lease income	0	0		0
Other income of the segment	(301)	(308)		(263)
Total noninterest income	(3,232)	(3,149)		(3,044)
Revenue	(5,587)	(5,701)		(5,571)
Other [Member] | Service charges on deposit accounts
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	(15)	(16)		(18)
Other [Member] | Trust and investment fees
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	(2,861)	(2,766)		(2,753)
Other [Member] | Brokerage advisory, commissions and other fees
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	(1,929)	(1,848)		(1,876)
Other [Member] | Trust and investment management
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	(932)	(917)		(877)
Other [Member] | Investment banking
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	0	(1)		0
Other [Member] | Card fees
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	(4)	(4)		(4)
Other [Member] | Other fees
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	(11)	(12)		(12)
Other [Member] | Lending related charges and fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	(6)	(8)		(8)
Other [Member] | Cash network fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	0	0		0
Other [Member] | Commercial real estate brokerage commissions [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	0	0		0
Other [Member] | Wire transfer and other remittance fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	(4)	(4)		(4)
Other [Member] | All other fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	(1)	0		0
Community Banking [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net interest Income	29,219	28,658		27,333
Mortgage banking	2,659	3,895		5,624
Insurance	83	139		112
Net gains from trading activities (1)	28	(251)		(148)
Net gains (losses) on debt securities	(3)	709		933
Net gains from equity investments	1,505	1,455		804
Lease income	0	0		0
Other income of the segment	3,117	1,734		948
Total noninterest income	17,694	18,360		19,180
Revenue	46,913	47,018		46,513
Community Banking [Member] | Service charges on deposit accounts
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	2,641	2,909		3,111
Community Banking [Member] | Trust and investment fees
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	2,762	2,660		2,562
Community Banking [Member] | Brokerage advisory, commissions and other fees
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	1,887	1,830		1,854
Community Banking [Member] | Trust and investment management
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	910	889		849
Community Banking [Member] | Investment banking
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	(35)	(59)		(141)
Community Banking [Member] | Card fees
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	3,543	3,613		3,598
Community Banking [Member] | Other fees
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	1,359	1,497		1,636
Community Banking [Member] | Lending related charges and fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	278	311		364
Community Banking [Member] | Cash network fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	478	498		528
Community Banking [Member] | Commercial real estate brokerage commissions [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	0	1		0
Community Banking [Member] | Wire transfer and other remittance fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	264	239		219
Community Banking [Member] | All other fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	339	448		525
Wholesale Banking [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net interest Income	18,690	18,810		18,699
Mortgage banking	362	458		475
Insurance	312	872		1,156
Net gains from trading activities (1)	516	701		677
Net gains (losses) on debt securities	102	(232)		8
Net gains from equity investments	293	116		199
Lease income	1,753	1,907		1,927
Other income of the segment	(322)	114		551
Total noninterest income	10,016	11,190		12,348
Revenue	28,706	30,000		31,047
Wholesale Banking [Member] | Service charges on deposit accounts
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	2,074	2,201		2,260
Wholesale Banking [Member] | Trust and investment fees
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	2,545	2,654		2,674
Wholesale Banking [Member] | Brokerage advisory, commissions and other fees
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	317	304		368
Wholesale Banking [Member] | Trust and investment management
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	445	523		473
Wholesale Banking [Member] | Investment banking
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	1,783	1,827		1,833
Wholesale Banking [Member] | Card fees
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	362	345		336
Wholesale Banking [Member] | Other fees
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	2,019	2,054		2,085
Wholesale Banking [Member] | Lending related charges and fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	1,247	1,257		1,198
Wholesale Banking [Member] | Cash network fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	3	8		9
Wholesale Banking [Member] | Commercial real estate brokerage commissions [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	468	461		494
Wholesale Banking [Member] | Wire transfer and other remittance fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	209	204		178
Wholesale Banking [Member] | All other fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	92	124		206
Wealth And Investment Management [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Net interest Income	4,441	4,641		4,249
Mortgage banking	(11)	(10)		(9)
Insurance	82	88		0
Net gains from trading activities (1)	57	92		81
Net gains (losses) on debt securities	9	2		1
Net gains from equity investments	(283)	208		100
Lease income	0	0		0
Other income of the segment	(21)	63		53
Total noninterest income	11,935	12,431		12,029
Revenue	16,376	17,072		16,278
Wealth And Investment Management [Member] | Service charges on deposit accounts
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	16	17		19
Wealth And Investment Management [Member] | Trust and investment fees
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	12,063	11,947		11,760
Wealth And Investment Management [Member] | Brokerage advisory, commissions and other fees
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	9,161	9,072		8,870
Wealth And Investment Management [Member] | Trust and investment management
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	2,893	2,877		2,891
Wealth And Investment Management [Member] | Investment banking
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	9	(2)		(1)
Wealth And Investment Management [Member] | Card fees
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	6	6		6
Wealth And Investment Management [Member] | Other fees
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	17	18		18
Wealth And Investment Management [Member] | Lending related charges and fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	7	8		8
Wealth And Investment Management [Member] | Cash network fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	0	0		0
Wealth And Investment Management [Member] | Commercial real estate brokerage commissions [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	0	0		0
Wealth And Investment Management [Member] | Wire transfer and other remittance fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	8	9		8
Wealth And Investment Management [Member] | All other fees [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Fee income	$ 2	$ 1		$ 2
Accounting Standards Update 2014-09 [Member] | Retained earnings [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Cumulative effect from change in accounting principle						$ (32)

[1]	(1)Financial information for the prior periods has been revised to reflect presentation changes made in connection with our adoption in first quarter 2018 of Accounting Standards Update (ASU) 2016-01 – Financial Instruments – Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities. See Note 1 (Summary of Significant Accounting Policies) for more information.